Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 08, 2021	Jul. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 60,000.00	$ 680,000	$ 1,120,000
Cash held in the trust account		178,530,000	$ 175,950,000
Offering costs	3,870,000	3,870,000
Underwriters’ commissions	3,450,000	3,450,000
Other offering expenses	700,000	$ 700,000
Weighted average reduced shares		1,125,000
Option not fully exercised					562,500
Federal depository insurance coverage corporation limit	$ 250,000	$ 250,000
Tax benefit percentage	50.00%	50.00%
Trust account	$ 20,770,000	$ 1,580,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 280,000	$ 280,000
Public Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants	15,000,000	15,000,000
Warrants issued	2,250,000	2,250,000
Private Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants	8,400,000	8,400,000
Warrants issued	900,000	900,000
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants	23,400,000	23,400,000
Warrants issued	3,150,000	3,150,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class A ordinary shares	17,250,000	17,250,000
Permanent equity	14,681,744			14,681,744